Taxation	12 Months Ended
Dec. 31, 2018
Disclosure of taxation [abstract]
Taxation

38 Taxation

Statement of financial position – Deferred tax

Deferred taxes are recognised on all temporary differences under the liability method using tax rates applicable in the jurisdictions in which ING Group is subject to taxation.

Changes in deferred tax
2018	Net liability (-)Net asset (+)2017	Effect of changes in accounting policies	Changethroughequity	Changethroughnet result	Exchangeratedifferences	Changes inthe composi-tion of thegroup andother changes	Net liability (-)Net asset (+)2018
Financial assets at FVOCI¹	–555	142	76	273	4	–2	–64
Investment properties	–5			–1			–6
Financial assets and liabilities at FVPL	419	16		–338	17	1	116
Depreciation	–24			1	–0		–23
Cash flow hedges	–72		–76		7	1	–140
Pension and post-employment benefits	76		–12	–8	2		59
Other provisions	198	4		–187	–7	1	10
Receivables	614	–0		–59	1		556
Loans and advances to customers	279	121	39	–61	–1	2	379
Unused tax losses carried forward	–8			61	–2	–0	51
Other	–178	45	–53	55	1	–31	–160
	744	328	–25	–265	23	–27	778

Presented in the statement of financial position as:
– Deferred tax liabilities	–362						–180
– Deferred tax assets	1,106						958
	744						778

¹ Financial assets at FVOCI revert to the Investments Available for Sale under IAS 39
² Effect of changes in accounting policies revert to IFRS 9 impementation

The deferred tax balance recorded under ‘Other provisions’ declined in 2018 by EUR 187 million change through net result of which EUR 90 million relates to the decline of the Belgian reorganisation provision.

Changes in the composition of the Group and other changes include the deferred tax liability (EUR -30 million) regarding the acquisition of Payvision.

Changes in deferred tax
2017	Net liability (-)Net asset (+)2016	Changethroughequity	Changethroughnet result	Exchangeratedifferences	Changes inthe composi-tion of thegroup andother changes	Net liability (-)Net asset (+)2017
Investments	–799	123	116	5		–555
Investment properties	–5					–5
Financial assets and liabilities at fair value through profit or loss	697		–290	12		419
Depreciation	–33		–5	4		–24
Cash flow hedges	–238	167		–1		–72
Pension and post-employment benefits	112	–25	–6	–5		76
Other provisions	255		–48	–6	–3	198
Receivables	570		49	–5		614
Loans and advances to customers	491	–2	–210			279
Unused tax losses carried forward	57		–60	–5		–8
Other	–90	–10	–80	2		–178
	1,017	253	–524	1	–3	744

Presented in the statement of financial position as:
– deferred tax liabilities	–624					–362
– deferred tax assets	1,641					1,106
	1,017					744

Deferred tax in connection with unused tax losses carried forward
	2018	2017
Total unused tax losses carried forward	1,773	1,732
Unused tax losses carried forward not recognised as a deferred tax asset	1,010	1,074
Unused tax losses carried forward recognised as a deferred tax asset	763	658

Average tax rate	20.40%	19.50%
Deferred tax asset	156	128

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax assetrecognised		Deferred tax assetrecognised
	2018	2017	2018	2017
Within 1 year	1	2
More than 1 year but less than 5 years	2	350	2	38
More than 5 years but less than 10 years	83	31	1
More than 10 years but less than 20 years		18
Unlimited	923	673	759	620
	1,010	1,074	763	658

The above mentioned deferred tax of EUR 156 million (2017: EUR 128 million) and the related unused tax losses carried forward exclude the deferred tax liability recorded in the Netherlands with respect to the recapture of previously deducted UK tax losses in the Netherlands for the amount of EUR –105 million (2017: EUR –136 million).

Deferred tax assets are recognised for temporary deductible differences, for tax losses carried forward and unused tax credits only to the extent that realisation of the related tax benefit is probable.

Breakdown of certain net deferred tax asset positions by jurisdiction
	2018	2017
Italy	189	107
	189	107

The table above includes a breakdown of certain net deferred tax asset positions by jurisdiction for which the utilisation is dependent on future taxable profits whilst the related entities have incurred losses in either the current or the preceding year.

Recognition is based on the fact that it is probable that the entity will have taxable profits and/or can utilise tax planning opportunities before expiration of the deferred tax assets. Changes in circumstances in future periods may adversely impact the assessment of the recoverability. The uncertainty of the recoverability is taken into account in establishing the deferred tax assets.

Statement of profit or loss – Taxation

Taxation by type
	Netherlands			International			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Current taxation	587	488	150	1,264	1,527	1,375	1,851	2,015	1,525
Deferred taxation	151	324	343	114	200	–163	265	524	180
	738	812	493	1,379	1,727	1,212	2,116	2,539	1,705

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
	2018	2017	2016[1]
Result before tax from continuing operations	6,986	8,085	6,314
Weighted average statutory tax rate	26%	28%	27%
Weighted average statutory tax amount	1,803	2,226	1,708

Participation exemption	–77	–45	–72
Other income not subject to tax	–70	–74	–111
Expenses not deductible for tax purposes	346	156	132
Impact on deferred tax from change in tax rates	50	55	–1
Deferred tax benefit from previously unrecognised amounts		–4	–18
Current tax from previously unrecognised amounts	28	66	–22
Write-off/reversal of deferred tax assets	4	2	33
State and local taxes	25	47	33
Adjustment to prior periods	7	110	23
Effective tax amount	2,116	2,539	1,705

Effective tax rate	30%	31%	27%

The weighted average statutory tax rate in 2018 is lower compared to 2017. This is mainly due to lower statutory income tax rates in the USA and Belgium.

The effective tax rate of 30.3% in 2018 is significantly higher than the weighted average statutory tax rate. This is mainly caused by a high amount of expenses non-deductible for tax purposes (tax amount: EUR 346 million).

This relatively high amount of non-deductible expenses is caused by the settlement agreement reached with the Dutch authorities on regulatory issues (tax amount: EUR 194 million).

The weighted average statutory tax rate in 2017 does not significantly differ compared to 2016.

The effective tax rate in 2017 was 31.4%.

The effective tax rate in 2017 was significantly higher than the weighted average statutory tax rate. This was caused by the following items:

  A relatively high amount of prior period tax adjustments which ING, for the most part is expected to be reimbursed by NN Group (reimbursement is included in the result before tax), recorded under ‘Adjustment to prior periods’;
  Impact on deferred tax positions following changes in the income tax rate in the USA and Belgium, recorded under ‘Impact on deferred tax from change in tax rates’; and
  The recapture of previously deducted UK tax losses in the Netherlands due to increased profitability in the United Kingdom, recorded under ‘Current tax from previously unrecognised amounts’.

The effective tax rate in 2016 is almost equal to the weighted average statutory tax rate. This is mainly caused by the fact that the non-taxable income and the recognition of tax benefits from previously unrecognised amounts are almost fully offset by non-deductible expenses, and the write-off of deferred tax assets and the adjustments to prior periods.

Equity – Other comprehensive income

Income tax related to components of other comprehensive income
	2018	2017	2016
Unrealised revaluations financial assets at fair value through other comprehensive incomeand other revaluations	57	103	17
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equityto profit or loss)	23	20	57
Changes in cash flow hedge reserve	–76	167	–51
Remeasurement of the net defined benefit asset/liability	–12	–25	–20
Changes in composition of the group and other changes	–18	–12	–1
Total income tax related to components of other comprehensive income	–25	253	2

Tax Contingency

The contingent liability in connection with taxation in the Netherlands refers to a possible obligation arising from the deduction from Dutch taxable profit of losses incurred by ING Bank in the United Kingdom in previous years. The existence of this obligation will be confirmed only by the occurrence of future profits in the United Kingdom.